UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England               August 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          8

Form 13F Information Table Value Total:   $1,229,955

                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                           COLUMN  2    COLUMN 3    COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7    COLUMN 8

                                                             VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP     (x1000)     PRN AMT  PRN CALL DISCRETION  MGRRS   SOLE    SHARED    NONE
AMERICA MOVIL SAB D E CV        SPON ADR L SHS  02364W105   383,735  7,274,602   SH          SOLE                    7,274,602
CSX CORP                        COM             126408103   136,291  2,169,898   SH          SOLE                    2,169,898
INFOSYS TECHNOLOGIES LTD        SPONSORED ADR   456788108    42,452    976,800   SH          SOLE                      976,800
MASTERCARD INC                  CL A            57636Q104    12,373     46,600   SH          SOLE                       46,600
NDS GROUP PLC                   SPONSORED ADR   628891103    86,237  1,456,708   SH          SOLE                    1,456,708
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR   68370R109   187,585  6,320,245   SH          SOLE                    6,320,245
UNION PAC CORP                  COM             907818108   210,680  2,790,464   SH          SOLE                    2,790,464
WEATHERFORD INTERNATIONAL LT    COM             G95089101   170,602  3,440,260   SH          SOLE                    3,440,260






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